Share capital and additional paid in capital (Tables)	12 Months Ended
Dec. 31, 2022
Information On Combined Capital And Additional Paid In Capital [Abstract]
Summary Of Changes In Combined Capital And Additional Paid In Capital

	Number of ordinary shares	Nominal value of ordinary shares		Share capital	Additional paid-in capital	Total
		US$		RMB’000	RMB’000	RMB’000

At January 1, 2020 (note i)	100	—	*	—	79,604	79,604

Stock dividend to the controlling shareholder (note ii)	400	—	*	—	—	—
Contribution from the controlling shareholder (Note 27)	—	—		—	68,382	68,382

At December 31, 2020	500	1		—	147,986	147,986

At January 1, 2021	500	1		—	147,986	147,986

Contribution from the controlling shareholder (Note 27)	—	—		—	264,555	264,555
Share-based payments from the controlling shareholder (Note 23)	—	—		—	10,788	10,788

At December 31, 2021	500	1		—	423,329	423,329

At January 1, 2022	500	1		—	423,329	423,329

Subdivision of shares (note ii)	4,500	—		—	—	—
Stock dividend to the controlling shareholder (note ii)	49,995,000	5,000		32	(32)	—
Conversion of preferred shares to share capital (note iii)	326,976,779	3,269,768		21,905	3,712,984	3,734,889
Recapitalization upon the Merger (note ii)	1,597,547,772	16,470,477		110,343	(110,343)	—
Deemed issuance of shares upon the Merger transaction	161,713,040	1,617,130		10,226	1,881,758	1,891,984
Issuance of share capital (Note v)	57,570,524	575,705		4,005	204,690	208,695
Exercise of option	3,170,010	31,700		219	5,203	5,422
Contribution from the controlling shareholder (Note 27)	—	—		—	27,179	27,179
Share-based payments from the Company (Note 23)	—	—		—	195,669	195,669
Share-based payments from the controlling shareholder (Note 23)	—	—		—	18,163	18,163
Balance at December 31, 2022 (note iv)	2,196,978,125	21,969,781		146,730	6,358,600	6,505,330

*	Representing amount less than US$1.00.
All issued shares are fully paid as at December 31, 2020, 2021 and 2022.
Notes:
(i)	In July 2019, 100 ordinary shares of Dada were allotted and issued to the controlling shareholder, of par value US$0.001.

(ii)	In November 2020 , 400 ordinary shares of Dada were allotted and issued to the controlling shareholder, which is effectively a 1-to-5 share subdivision .

In January 2022, each existing issued and unissued share of par value US$0.001 each in the share capital of Dada was subdivided into 10 shares of par value US$0.0001.

In January 2022, 49,995,000 ordinary shares of Dada were allotted and issued to the controlling shareholder, which is effectively a 1-to-10,000 share subdivision.

Upon the Merger, each existing issued and unissued share of par value US$0.0001 each in the share capital of Dada was cancelled in exchange for the right to receive 32.951 ordinary shares of the Company.

The above events mentioned in note (ii) are collectively referred as the “Share Subdivision”. All number of share and share capital amount presented in the financial statements are retroactively adjusted and presented to reflect the effect of the Share Subdivision, except for amounts on consolidated statements of changes in equity and in this Note 15.

(iii)
In January and March 2022, the Group issued convertible redeemable preferred shares of Dada for a total cash consideration of
 RMB556.4
million. The convertible redeemable preferred shares were automatically converted to ordinary shares of Dada in June 2022.

(iv)
As of December 31, 202
2
, the Company had 700,000,000, 300,000,000, 1,400,000,000 Class A, B, C ordinary shares authorized (US$
0.01
par value), and

100,000,000
Shares as such Class or series (however designated) as the board of directors of the Group may determine in accordance with articles, and
 549,430,353, 248,888,073, 1,398,659,699 Class A, B, C ordinary shares issued and outstanding, respectively.

(v)
In December 2022, an institution investor purchased a total of 57,570,524 newly issued Class A ordinary shares through a private placement, with a total purchase price of US$30 million (RMB208.7 million).